Longterm investments, net - Investments in equity method investees (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Investments in equity method investees
Equity method investments	¥ 689.9	¥ 395.9
Purchase of investments in equity method	339.6	300.0
Impairment recorded for equity method investments	26.7	1.5	¥ 0.0
Investments in equity method investees
Investments in equity method investees
Impairment recorded for equity method investments	26.7	1.5	¥ 0.0
Company primarily engaged in residential property rental agency and management services
Investments in equity method investees
Purchase of investments in equity method	¥ 280.0	¥ 215.0